Annual Total Returns - Voya Index Solution 2035 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2035 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(3.06%)
2012	15.49%
2013	22.29%
2014	6.16%
2015	(1.20%)
2016	8.21%
2017	18.88%
2018	(6.64%)
2019	22.88%
2020	14.66%